Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2020
Nuveen Real Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Real Asset Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The principal investment objective of the Fund is to seek a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 47 of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page S-74 of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

		The tables and examples below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in securities issued by real asset related companies that are generating income at the time of purchase. Real asset related companies are defined as: (i) companies that are in the energy, telecommunications, utilities or materials sectors; (ii) companies in the real estate or transportation industry groups; (iii) companies, if not in one of these sectors or industries, that (a) derive at least 50% of their revenues or profits from the ownership, management, operation, development, construction, renovation, financing, or sale of real assets, or (b) have at least 50% of the fair market value of their assets invested in real assets; or (iv) pooled investment vehicles that primarily invest in the foregoing companies or that are otherwise designed primarily to provide investment exposure to real assets.

The categories of real assets on which the Fund will focus its investments are infrastructure and real estate. Infrastructure consists of the physical structures and networks upon which the operation, growth and development of a community depends, which include water, sewer, and energy utilities; transportation and communication networks; health care facilities, government accommodations, and other public service facilities; and shipping, timber, steel, alternative energy, and other resources and services necessary for the construction and maintenance of these physical structures and networks. In normal market conditions, the Fund will invest at least 25% of its assets, collectively, in securities of issuers in the infrastructure and real estate industries.

The Fund will invest in both equity securities and debt securities, but will not invest more than 40% of its net assets in debt securities. All or a portion of the Fund’s debt securities may be rated lower than investment grade (BB/Ba or lower). Equity securities in which the Fund may invest may be of any market capitalization, including small- and mid-capitalization companies, and include common stock, preferred securities, hybrid securities and convertible securities, as well as interests in real estate investment trusts (“REITs”), exchange-traded notes (“ETNs”), other investment companies (including exchange-traded funds (“ETFs”)) and equity securities issued by master limited partnerships (“MLPs”). Debt securities in which the Fund may invest include corporate debt obligations, mortgage-backed securities and debt securities issued by MLPs.

The Fund may invest in securities that have not been registered under the Securities Act of 1933, but that may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).

The Fund will invest in non-U.S. securities, but will limit its exposure to emerging markets to 50% of its net assets at the time of purchase.

The Fund may utilize derivatives, including options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts. The Fund may use these derivatives to manage market or business risk, enhance the Fund’s return, or hedge against adverse movements in currency exchange rates.

		In selecting securities for the Fund, the sub-adviser will utilize a team-based investment philosophy and primarily employ a bottom-up approach that relies on fundamental research by its Real Assets Team and its Taxable Fixed Income Team. The sub-adviser will complement its bottom-up approach with top-down research. The sub-adviser seeks to invest opportunistically based on market conditions, which may cause frequent trading of portfolio securities and a high portfolio turnover rate.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	In normal market conditions, the Fund will invest at least 25% of its assets, collectively, in securities of issuers in the infrastructure and real estate industries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Active Management Risk—The Fund’s sub-adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s sub-adviser may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Bond Market Liquidity Risk—Dealer inventories of bonds, which provide an indication of the ability of financial intermediaries to “make markets” in those bonds, are at or near historic lows in relation to market size. This reduction in market making capacity has the potential to decrease liquidity and increase price volatility in the fixed income markets in which the Fund invests, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of bonds, which may further decrease the Fund’s ability to buy or sell bonds. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices and hurt performance.

Call Risk—If, during periods of falling interest rates, an issuer calls higher-yielding debt securities held by the Fund, the Fund may have to reinvest in securities with lower yields, which may adversely impact the Fund’s performance.

Convertible Security Risk—Convertible securities are subject to certain risks of both equity and debt securities. The value of convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the common stock underlying the convertible securities.

Credit Risk—Credit risk is the risk that an issuer or other obligated party of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments.

Credit Spread Risk—Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that bonds generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Fund’s debt securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.

Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. An over-the-counter derivative transaction between the Fund and a counterparty that is not cleared through a central counterparty also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. The payment obligation for a cleared derivative transaction is guaranteed by a central counterparty, which exposes the Fund to the creditworthiness of the central counterparty.

Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market.

ETF Risk—An ETF is subject to the risks of the underlying securities that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests. Moreover, ETF shares may trade at a premium or discount to their net asset value. As ETFs trade on an exchange, they are subject to the risks of any exchange-traded instrument, including: (i) an active trading market for its shares may not develop or be maintained, (ii) market makers or authorized participants may decide to reduce their role or step away from these activities in times of market stress, (iii) trading of its shares may be halted by the exchange, and (iv) its shares may be delisted from the exchange.

ETN Risk—Like other index-tracking instruments, ETNs are subject to the risk that the value of the index may decline, at times sharply and unpredictably. In addition, ETNs—which are debt instruments—are subject to risk of default by the issuer.

Frequent Trading Risk—The Fund's portfolio turnover rate may exceed 100%. Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which may detract from the Fund’s performance.

High Yield Securities Risk—High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Income Risk—The Fund's income could decline during periods of falling interest rates or when the Fund experiences defaults on debt securities or defaults or deferrals on preferred securities it holds.

Infrastructure Sector Risk—Because the Fund invests significantly in infrastructure-related securities, the Fund has greater exposure to adverse economic, regulatory, political, legal and other changes affecting the issuers of such securities. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and affected by government regulation of rates charged to consumers, service interruptions, environmental matters or the imposition of special tariffs and changes in tax law.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s fixed-rate securities will decline because of rising interest rates. Fixed-rate securities may be subject to a greater risk of rising interest rates than would normally be the case due to the possibility that the current period of historically low rates may be ending and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration fixed-rate securities usually change more than the values of shorter-duration fixed-rate securities. Rising interest rates also may lengthen the duration of securities with call features, since exercise of the call becomes less likely as interest rates rise, which in turn will make the securities more sensitive to changes in interest rates and result in even steeper price declines in the event of further interest rate increases.

Market Risk—The market value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably and for short or extended periods of time, due to the particular circumstances of individual issuers or due to general conditions impacting issuers more broadly. Global economies and financial markets have become highly interconnected, and thus economic, market or political conditions or events in one country or region might adversely impact the value of the Fund’s investments whether or not the Fund invests in such country or region. Events such as war, terrorism, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies may have a severe negative impact on the global economy, could cause financial markets to experience extreme volatility and losses, and could result in the disruption of trading and the reduction of liquidity in many instruments.

Master Limited Partnership Risk—An investment in an MLP exposes the Fund to the legal and tax risks associated with investing in partnerships. MLPs may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more erratic price movements because of the underlying assets they hold.

Mortgage-Backed Securities Risk—These securities generally can be prepaid at any time, and prepayments that occur either more quickly or more slowly than expected can adversely impact the value of such securities. They are also subject to extension risk, which is the risk that rising interest rates could cause mortgages underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries as such countries may have a higher degree of economic instability, unsettled securities laws and inconsistent regulatory systems.

Other Investment Companies and Pooled Investment Vehicles Risk—When the Fund invests in other investment companies or pooled investment vehicles, including ETFs, you bear both your proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies or pooled investment vehicles. Furthermore, the Fund is exposed to the risks to which the other investment companies or pooled investment vehicles may be subject.

Preferred Security Risk—Preferred securities generally are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having floating interest rates or dividends, which may result in a decline in value in a falling interest rate environment, having fixed interest rates or dividends, which may result in a decline in value in a rising interest rate environment, having limited liquidity, changing or unfavorable tax treatments and possibly being issued by companies in heavily regulated industries.

Real Estate Investment Risk—The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past that may continue to occur in the future. Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the REIT. The Fund's investments in the real estate market have many of the same risks as direct ownership of real estate. Furthermore, REITs are dependent on specialized management skills which may affect their ability to generate cash flow. By investing in REITs through the Fund, you bear both your proportionate share of Fund expenses and, indirectly, the expenses of the REITs in which the Fund invests.

Rule 144A Securities Risk—The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities promptly or at reasonable prices.

Small- and Mid-Cap Company Risk—Even larger REITs may be small- to medium-sized companies in relation to the equity markets as a whole. Securities of small-cap companies involve substantial risk. Prices of small-cap securities may be subject to more abrupt or erratic movements, and to wider fluctuations, than security prices of larger, more established companies or broader market averages in general. It may be difficult to sell small-cap securities at the desired time and price. While mid-cap securities may be slightly less volatile than small-cap securities, they still involve similar risks.

		Valuation Risk—The debt securities in which the Fund invests typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Fund were to change pricing services, or if the Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s net asset value.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this Fund will change daily. You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the eight-year period ended December 31, 2019, the Fund’s highest and lowest quarterly returns were 10.83% and -5.34%, respectively, for the quarters ended March 31, 2019 and December 31, 2018.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of broad measures of market performance (the Bloomberg Barclays U.S. Corporate High Yield Index is the Fund’s primary benchmark) and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

		Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.
Nuveen Real Asset Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	$ 15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	$ 685
3 Years	rr_ExpenseExampleYear03	916
5 Years	rr_ExpenseExampleYear05	1,167
10 Years	rr_ExpenseExampleYear10	1,881
1 Year	rr_ExpenseExampleNoRedemptionYear01	685
3 Years	rr_ExpenseExampleNoRedemptionYear03	916
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,167
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,881
2012	rr_AnnualReturn2012	17.22%	[3]
2013	rr_AnnualReturn2013	6.13%	[3]
2014	rr_AnnualReturn2014	15.40%	[3]
2015	rr_AnnualReturn2015	(3.19%)	[3]
2016	rr_AnnualReturn2016	9.60%	[3]
2017	rr_AnnualReturn2017	12.07%	[3]
2018	rr_AnnualReturn2018	(6.38%)	[3]
2019	rr_AnnualReturn2019	22.39%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(25.52%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.34%)
1 Year	rr_AverageAnnualReturnYear01	15.36%
5 Years	rr_AverageAnnualReturnYear05	5.13%
Since Inception	rr_AverageAnnualReturnSinceInception	8.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2011
Nuveen Real Asset Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	$ 15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
1 Year	rr_ExpenseExampleYear01	$ 192
3 Years	rr_ExpenseExampleYear03	594
5 Years	rr_ExpenseExampleYear05	1,021
10 Years	rr_ExpenseExampleYear10	2,212
1 Year	rr_ExpenseExampleNoRedemptionYear01	192
3 Years	rr_ExpenseExampleNoRedemptionYear03	594
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,212
1 Year	rr_AverageAnnualReturnYear01	21.50%
5 Years	rr_AverageAnnualReturnYear05	5.59%
Since Inception	rr_AverageAnnualReturnSinceInception	8.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2011
Nuveen Real Asset Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	990
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	255
5 Years	rr_ExpenseExampleNoRedemptionYear05	444
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 990
1 Year	rr_AverageAnnualReturnYear01	22.82%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2016
Nuveen Real Asset Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	$ 15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
1 Year	rr_ExpenseExampleNoRedemptionYear01	91
3 Years	rr_ExpenseExampleNoRedemptionYear03	284
5 Years	rr_ExpenseExampleNoRedemptionYear05	493
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,096
1 Year	rr_AverageAnnualReturnYear01	22.69%
5 Years	rr_AverageAnnualReturnYear05	6.65%
Since Inception	rr_AverageAnnualReturnSinceInception	9.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2011
Nuveen Real Asset Income Fund | (return after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.00%
5 Years	rr_AverageAnnualReturnYear05	3.16%
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2011
Nuveen Real Asset Income Fund | (return after taxes on distributions and sale of Fund shares) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.33%
5 Years	rr_AverageAnnualReturnYear05	3.13%
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2011
Nuveen Real Asset Income Fund | Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.32%	[4]
5 Years	rr_AverageAnnualReturnYear05	6.13%	[4]
Nuveen Real Asset Income Fund | Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	7.20%	[4]
Nuveen Real Asset Income Fund | Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	7.20%	[4]
Nuveen Real Asset Income Fund | Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	7.60%	[4]
Nuveen Real Asset Income Fund | Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	7.20%	[4]
Nuveen Real Asset Income Fund | Real Asset Income Blend (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.01%	[5]
5 Years	rr_AverageAnnualReturnYear05	5.79%	[5]
Nuveen Real Asset Income Fund | Real Asset Income Blend (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	8.00%	[5]
Nuveen Real Asset Income Fund | Real Asset Income Blend (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	8.00%	[5]
Nuveen Real Asset Income Fund | Real Asset Income Blend (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%	[5]
Nuveen Real Asset Income Fund | Real Asset Income Blend (reflects no deduction for fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	8.00%	[5]
Nuveen Real Asset Income Fund | Lipper Real Returns Funds Category (reflects no deduction for taxes or sales loads)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.47%	[6]
5 Years	rr_AverageAnnualReturnYear05	2.33%	[6]
Nuveen Real Asset Income Fund | Lipper Real Returns Funds Category (reflects no deduction for taxes or sales loads) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%	[6]
Nuveen Real Asset Income Fund | Lipper Real Returns Funds Category (reflects no deduction for taxes or sales loads) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%	[6]
Nuveen Real Asset Income Fund | Lipper Real Returns Funds Category (reflects no deduction for taxes or sales loads) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%	[6]
Nuveen Real Asset Income Fund | Lipper Real Returns Funds Category (reflects no deduction for taxes or sales loads) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%	[6]

[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Class A year-to-date total return as of March 31, 2020 was -25.52%. The performance of the other share classes will differ due to their different expense structures.
[4]	An index that covers the universe of fixed-rate, non-investment-grade corporate debt of issuers in non-emerging market countries. Eurobonds and debt issues from countries designated as emerging markets are excluded.
[5]	A custom index comprised of a weighting of 28% Standard & Poor's (S&P) Global Infrastructure Index (Net Return), 21% FTSE EPRA/NAREIT Developed Index (Net Return), 18% Wells Fargo Hybrid & Preferred Securities REIT Index, 15% Bloomberg Barclays Global Capital Securities Index and 18% Bloomberg Barclays U.S. Corporate High Yield Index.
[6]	Represents the average annualized returns for all reporting funds in the Lipper Real Returns Funds Category.